ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Tables)	12 Months Ended
Dec. 28, 2013
ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES [Abstract]
Reconciliation of beginning and ending amount of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2013	2012	2011
Gross unrecognized tax benefits beginning of year	$1,531	$1,837	$1,253
Increase in tax positions for prior years	230	1	225
Increase in tax positions for current year	481	68	391
Settlements with taxing authorities	-	(137)	-
Lapse in statute of limitations	(319)	(238)	(32)
Gross unrecognized tax benefits end of year	$1,923	$1,531	$1,837